Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Summary of Condensed statements of balance sheets
Condensed balance sheets

	December 31, 2023	December 31, 2024
	RMB in thousands
Cash and cash equivalents	106,498	10,721
Amounts due from Group companies	19,213,415	15,688,455
Prepayments and other current assets	39,941	132,745
Short-term investments	625,474	445,470
Long-term investments, net	772,559	758,348
Investments in subsidiaries and net assets of VIEs and VIEs’ subsidiaries	—	345,248

Total assets	20,757,887	17,380,987

Short-term loan s and current portion of long-term debt	6,053,767	31,657
Deferred revenue	9,284	9,836
Accrued liabilities and other payables	93,713	64,151
Other long-term payable	15,931	3,166,946
Deficit in subsidiaries and net loss of VIEs and VIEs’ subsidiaries	193,292	—

Total liabilities	6,365,987	3,272,590

Total Bilibili Inc’s shareholders’ equity	14,391,900	14,108,397
Total shareholders’ equity	14,391,900	14,108,397

Total liabilities and shareholders’ equity	20,757,887	17,380,987

Summary of Condensed statements of comprehensive loss
Condensed statements of comprehensive loss and cash flows:

	For the Year Ended December 31,
	2022	2023	2024
	RMB in thousands
Total costs and expenses	(30,558)	(43,924)	(24,139)
Net loss from subsidiaries and net loss of VIEs and VIEs’ subsidiaries	(7,685,211)	(4,745,316)	(1,009,762)
Gain/(loss) from non-operations	218,756	(33,081)	(312,899)

Loss before income tax expenses	(7,497,013)	(4,822,321)	(1,346,800)

Net loss	(7,497,013)	(4,822,321)	(1,346,800)

Summary of Condensed statements of cash flows

	For the Year Ended December 31,
	2022	2023	2024
	RMB in thousands
Net cash used in operating activities	(650,630)	(111,392)	(118,834)

Purchase of short-term investments	(33,683,941)	(3,863)	(70)
Maturities of short-term investments	45,951,288	982,151	175,717
Placements of time deposits	(4,878,180)	—	—
Maturities of time deposits	9,133,225	4,083,893	—
Investments and loans (to)/from subsidiaries, VIEs and VIEs’ subsidiaries	(13,131,173)	383,391	3,180,316
Other investing activities	283,028	(76,697)	(147,691)

Net cash provided by investing activities	3,674,247	5,368,875	3,208,272

Purchase of noncontrolling interests	—	(7,027)	—
Proceeds from exercise of employees’ share options	4	2	10,268
Proceeds from issuance of ordinary shares, net of issuance costs	—	2,689,380	—
Proceeds of short-term and long-term loan	—	—	3,100,000
Repurchase of shares	(347,581)	—	(117,523)
Repurchase of convertible senior notes	(4,201,506)	(7,675,227)	(6,058,432)
Net cash used in financing activities	(4,549,083)	(4,992,872)	(3,065,687)